Commitments and Contingent Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 17	$ 14	$ 15
2014	16
2015	14
2016	12
2017	10
2018	9
Thereafter	33
Total minimum rental payments	$ 94